Fees Summary	Aug. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 359,000
Previously Paid Amount	0.00
Total Fee Amount	52.99
Total Offset Amount	0.00
Net Fee	52.99
Narrative - Max Aggregate Offering Price	$ 359,000
Final Prospectus	true